Commitments and Contingencies (Details) - Schedule of Future Minimum Capital Commitments Under Non-Cancelable Contracts - CNY (¥) ¥ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Schedule of Future Minimum Capital Commitments Under Non-Cancelable Contracts [Abstarct]
Capital commitment for construction of schools	¥ 4,610	¥ 10,764
Capital commitment for an equity method investment	208,866	208,866
Total	¥ 213,476	¥ 219,630